Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) (Darden Stock Units, USD $) In Millions, unless otherwise specified	12 Months Ended
May 27, 2012 Y
Darden Stock Units
Unrecognized compensation cost related to unvested stock options granted	$ 48.7
Unrecognized compensation cost, period of recognition, in years (years)	2.9
Fair market value on grant date	$ 12.1